Property and equipment	12 Months Ended
Mar. 31, 2011
Property and equipment

14. Property and equipment

Property and equipment by asset category is as follows:

	As of March 31,
	2010		2011	2011
	(In millions)
Land and premises	Rs.	9,764.9	Rs.10,259.7	US$	230.3
Software and systems		5,918.8	7,087.9		159.1
Equipment and furniture		25,198.6	29,451.7		661.3

Property and equipment, at cost		40,882.3	46,799.3		1,050.7
Less: Accumulated depreciation		18,579.5	23,918.1		537.0

Property and equipment, net	Rs.	22,302.8	Rs.22,881.2	US$	513.7

During the fiscal year ended March 31, 2011, the Bank revised the estimated useful life of point of sale machines and certain information technology servers categorized in equipment and furniture. Depreciation on these assets is charged prospectively over the revised estimated useful lives of these assets. Consequently the net income before noncontrolling interest for the year was lower by Rs. 390.5 million.

Depreciation and amortization charged for the years ended March 31, 2009, 2010 and 2011 was Rs.3,731.4 million, Rs. 4,133.7 million and Rs.5,138.6million (US$ 115.4 million), respectively.